CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
REVENUES
Service	$ 2,735,859	$ 1,604,632
Tenant	128,427	100,782
Product sales	117,696	57,564
Total revenues	2,981,982	1,762,978
COSTS AND EXPENSES
Cost of service revenues	1,916,526	1,307,821
Cost of goods sold	76,978	115,208
Selling, general and administrative	2,040,532	1,433,359
Share-based compensation	3,752,312	5,418,672
Professional fees	513,985	448,501
Depreciation and amortization	394,215	282,828
Impairment of intangible assets and goodwill	1,344,242
Total costs and expenses	10,038,790	9,006,389
OPERATING LOSS	(7,056,808)	(7,243,411)
OTHER (INCOME) EXPENSE
Amortization of debt discount and deferred financing costs	812,505	1,452,831
Interest expense	5,476,084	300,669
Loss on extinguishment of debt	2,170,280
Net loss (gain) on derivative liability	17,284,000	(210,634)
Total other (income) expense, net	25,742,869	1,542,866
NET LOSS	$ (32,799,677)	$ (8,786,277)
PER SHARE DATA – Basic and diluted
Net loss per share (in Dollars per share)	$ (2.13)	$ (0.63)
Weighted average number of common shares outstanding (in Shares)	15,424,551	14,017,095